GENERAL (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 15, 2015	Mar. 16, 2015	Feb. 25, 2015	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 18, 2015	Jul. 17, 2014
Organization And Presentation Of Financial Statements [Line Items]
Operating Income (Loss)				$ 2,547		$ 2,507	$ 5,836	$ 8,778	$ 11,358	$ 13,562
Net Cash Provided by (Used in) Operating Activities							$ 4,214	6,168	$ 8,581	$ 7,601
Common Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,923,636			1,923,636		5.00
Common Stock, Shares Authorized	80,000,000			160,000,000			160,000,000		80,000,000	45,000,000		45,000,000
Proceeds From Issuance Of Common Stock and Warrants							$ 1,956	$ 3,754	$ 3,754	$ 9,982
Equity Incentive Plan 2012 [Member]
Organization And Presentation Of Financial Statements [Line Items]
Common Stock, Shares Authorized	11,925,000			13,425,000			13,425,000
Increase In Common Stock Shares Authorized	1,500,000
Subsequent Event [Member] | Private Placement [Member]
Organization And Presentation Of Financial Statements [Line Items]
Proceeds From Issuance Of Common Stock and Warrants			$ 1,600
Subsequent Event [Member] | Private Placement [Member] | Common Stock [Member]
Organization And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Shares, New Issues		2,222,222	9,064,222		11,286,444
Subsequent Event [Member] | February 2015 Private Placement [Member]
Organization And Presentation Of Financial Statements [Line Items]
Proceeds From Issuance Of Common Stock and Warrants					$ 2,000
Subsequent Event [Member] | February 2015 Private Placement [Member] | Warrant [Member]
Organization And Presentation Of Financial Statements [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											5,643,226